Income Taxes - Summary of Unrecognized Tax Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 33	$ 36
Additions related to current year	2	3
Adjustments related to prior years (1)	(33)	(6)
End of year	$ 2	$ 33